SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment reporting [Line Items]
Revenues from external customers	$ 28,493	¥ 198,363	¥ 190,898	¥ 330,977
Cost of sales	(30,767)	(214,193)	(171,136)	(232,979)
Gross profit (loss)	(2,274)	(15,830)	19,762	97,998
Total assets	617,290		4,585,394		¥ 4,297,445
Network Segment [Member]
Segment reporting [Line Items]
Revenues from external customers		121,537	138,070	299,321
Cost of sales		(77,131)	(79,266)	(166,407)
Gross profit (loss)		44,406	58,804	132,914
Hospital [Member]
Segment reporting [Line Items]
Revenues from external customers		76,826	52,828	31,656
Cost of sales		(137,062)	(91,870)	(66,572)
Gross profit (loss)		¥ (60,236)	(39,042)	¥ (34,916)
Operation segment [Member]
Segment reporting [Line Items]
Total assets	617,290		4,585,394		4,297,445
Operation segment [Member] | Network Segment [Member]
Segment reporting [Line Items]
Total assets	148,063		2,103,569		1,030,782
Operation segment [Member] | Hospital [Member]
Segment reporting [Line Items]
Total assets	$ 469,227		¥ 2,481,825		¥ 3,266,663